Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information
Schedule of Revenue by Major Charterer
	Year ended December 31,
	2015	2016	2017
Customer A - Drilling segment	12%	-	-
Customer B - Drilling segment	14%	-	-
Customer C - Drilling segment	11%	-	-
Customer D - Drilling segment	10%	-	-
Customer E - Drilling segment	10%	-	-
Customer F - Drilling segment	10%	-	-
Customer G – Offshore support segment	-	37%	-